Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2019
Right of Use Assets [Abstract]
Schedule of future lease payments under operating leases
As of December 31,
2019
$
2020	827
Total lease payments	827
Less: imputed interest	13
Present value of lease liabilities	814

Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ended December 31	Amount
$
2019	1,528
2020	827
Total	2,355